Shareholder Report, Holdings (Details) - C000257945 [Member]	Jan. 31, 2026
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $5.83 [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%
iShares Russell 2000 ETF, Expiration: 04/17/2026; Exercise Price: $2.08 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
iShares MSCI EAFE ETF, Expiration: 05/15/2026; Exercise Price: $0.84 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $657.63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
iShares Russell 2000 ETF, Expiration: 04/17/2026; Exercise Price: $208.47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
iShares MSCI EAFE ETF, Expiration: 05/15/2026; Exercise Price: $84.43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%